UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Insight Capital Research & Management, Inc.

Address:   2121 N. California Boulevard
           Suite 560
           Walnut Creek, CA  94596


Form 13F File Number: 28-04736


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James Foran
Title:  Controller
Phone:  925-948-2000

Signature,  Place,  and  Date  of  Signing:

/s/ James Foran                    Walnut Creek, CA                   4/28/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:  $      664,609
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
Acme Packet Inc                    cs             004764106   10,717   555,879          SOLE       N/A        375,457    n/a 180,422
Aegean Marine Petroleum Netwrk Inc cs             Y0017S102   13,950   491,555          SOLE       N/A        328,625    n/a 162,930
Agilent Technologies               cs             00846U101    1,044    30,368          SOLE       N/A          2,006    n/a  28,362
Aixtron Ag ADR                     cs             009606104   10,556   295,852          SOLE       N/A        203,099    n/a  92,753
Amazon.Com Inc                     cs             023135106    1,447    10,661          SOLE       N/A            703    n/a   9,958
Amerisource Bergen                 cs             03073E105    1,600    55,339          SOLE       N/A          3,679    n/a  51,660
Apple Inc                          cs             037833100    2,319     9,866          SOLE       N/A            934    n/a   8,932
ASML Holding NV                    cs             N07059186    1,030    29,102          SOLE       N/A          1,924    n/a  27,178
Atheros Comm Inc                   cs             04743P108   13,842   357,592          SOLE       N/A        240,608    n/a 116,984
Atlas Air Worldwide                cs             049164205   10,826   204,063          SOLE       N/A        135,852    n/a  68,211
Baidu Inc                          cs             056752108    1,122     1,879          SOLE       N/A             59    n/a   1,820
BE Aerospace Inc                   cs             073302101   10,167   334,865          SOLE       N/A        223,137    n/a 111,728
Capella Education Co               cs             139594105   12,152   130,897          SOLE       N/A         86,287    n/a  44,610
China Armco Metals Inc             cs             16936C108    3,217   342,612          SOLE       N/A        124,371    n/a 218,241
Cimarex Energy Co                  cs             171798101    1,490    25,095          SOLE       N/A            780    n/a  24,315
Clean Energy Fuels                 cs             184499101   14,429   633,424          SOLE       N/A        387,631    n/a 245,793
Cliffs Natural Resources           cs             18683K101    5,219    73,560          SOLE       N/A         13,361    n/a  60,199
Cognizant Tech Sol                 cs             192446102    3,163    62,035          SOLE       N/A         22,807    n/a  39,228
Covidien Ltd                       cs             G2554F105    1,051    20,898          SOLE       N/A          1,914    n/a  18,984
Cree Research Inc                  cs             225447101   10,816   154,031          SOLE       N/A         60,439    n/a  93,592
Dana Holding Corp                  cs             235825205   13,756 1,157,915          SOLE       N/A        620,816    n/a 537,099
Deckers Outdoor Corp               cs             243537107   14,746   106,856          SOLE       N/A         69,781    n/a  37,075
Deere & Co                         cs             244199105    1,294    21,755          SOLE       N/A          1,422    n/a  20,333
Dragonwave Inc                     cs             26144M103      104    11,247          SOLE       N/A         10,511    n/a     736
EMC Corp Mass                      cs             268648102    1,913   106,045          SOLE       N/A          6,962    n/a  99,083
Express Scripts                    cs             302182100    1,353    13,294          SOLE       N/A            827    n/a  12,467
Ezcorp Inc Cl A                    cs             302301106    9,843   477,806          SOLE       N/A        312,845    n/a 164,961
F5 Networks Inc                    cs             315616102    7,214   117,058          SOLE       N/A         53,690    n/a  63,368
Fedex Corp                         cs             31428X106    1,096    11,734          SOLE       N/A          1,207    n/a  10,527
Finisar Corp                       cs             31787A507   11,405   728,752          SOLE       N/A        506,253    n/a 222,499
G-III Apparel Grp Ltd              cs             36237H101    5,919   214,758          SOLE       N/A        145,639    n/a  69,119
Google Inc                         cs             38259P508    1,095     1,930          SOLE       N/A            236    n/a   1,694
Green Mtn Coffee Roast             cs             393122106   19,220   198,407          SOLE       N/A        129,519    n/a  68,888
Halliburton Co                     cs             406216101      912    30,256          SOLE       N/A          2,008    n/a  28,248
Hewlett Packard Co                 cs             428236103    2,876    54,103          SOLE       N/A          3,586    n/a  50,517
HSN Inc                            cs             404303109    9,402   319,356          SOLE       N/A        204,117    n/a 115,239
Impax Laboratories                 cs             45256B101   15,467   865,069          SOLE       N/A        574,707    n/a 290,362
Infosys Tech Ltd                   cs             456788108    1,651    28,074          SOLE       N/A          1,858    n/a  26,216
Intel Corp                         cs             458140100    1,370    61,470          SOLE       N/A          4,072    n/a  57,398
Intl Bus Machines                  cs             459200101      939     7,324          SOLE       N/A            477    n/a   6,847
Intuitive Surgical Inc             cs             46120E602    1,898     5,452          SOLE       N/A            355    n/a   5,097
J Crew Group Inc                   cs             46612H402   11,227   244,599          SOLE       N/A        159,981    n/a  84,618
JDS Uniphase                       cs             46612J507   22,936 1,831,928          SOLE       N/A      1,118,800    n/a 713,128
Kirklands Inc                      cs             497498105    9,453   450,134          SOLE       N/A        306,119    n/a 144,015
Lululemon Athletica Inc            cs             550021109   22,167   534,407          SOLE       N/A        356,803    n/a 177,604
McKesson Inc                       cs             58155Q103      779    11,857          SOLE       N/A          1,759    n/a  10,098
Methanex Corp                      cs             59151K108    3,442   141,604          SOLE       N/A         88,598    n/a  53,006
Micron Technology                  cs             595112103    2,940   283,498          SOLE       N/A         18,858    n/a 264,640
Microsoft Corp                     cs             594918104    1,524    52,053          SOLE       N/A          3,453    n/a  48,600
Mindspeed Tech Inc                 cs             602682205    5,588   697,596          SOLE       N/A        477,739    n/a 219,857
NBTY Inc                           cs             628782104    1,437    29,947          SOLE       N/A          4,891    n/a  25,056
NetApp Inc                         cs             64110D104    2,188    67,231          SOLE       N/A          4,199    n/a  63,032
Northern Oil & Gas Inc             cs             665531109    6,835   431,252          SOLE       N/A        299,484    n/a 131,768
Novartis A G                       cs             66987V109    1,215    22,464          SOLE       N/A          1,483    n/a  20,981
Nu Skin Ent Inc                    cs             67018T105   11,955   410,821          SOLE       N/A        275,342    n/a 135,479
Perrigo Co                         cs             714290103      965    16,429          SOLE       N/A          1,076    n/a  15,353
Pioneer Natural Res Co             cs             723787107    1,376    24,432          SOLE       N/A            766    n/a  23,666
Precision Castparts                cs             740189105      997     7,865          SOLE       N/A            517    n/a   7,348
Priceline.Com Inc                  cs             741503403    4,143    16,247          SOLE       N/A          6,602    n/a   9,645
Rosetta Resources Inc              cs             777779307    9,585   406,998          SOLE       N/A        267,113    n/a 139,885

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
Salix Pharmaceuticals              cs             795435106   25,538   685,575          SOLE       N/A        430,981    n/a 254,594
Sanmina Sci Corp                   cs             800907206   13,114   794,770          SOLE       N/A        533,227    n/a 261,543
Seagate Technology                 cs             G7945J104    2,721   148,997          SOLE       N/A         10,496    n/a 138,501
Sirona Dental Systems              cs             82966C103   12,180   320,263          SOLE       N/A        213,987    n/a 106,276
Skechers USA Inc                   cs             830566105   29,985   825,576          SOLE       N/A        512,647    n/a 312,929
Sourcefire Inc                     cs             83616T108      282    12,272          SOLE       N/A         12,117    n/a     155
Super Micro Computer               cs             86800U104   13,260   767,340          SOLE       N/A        469,275    n/a 298,065
SXC Health Solutions               cs             78505P100   34,745   516,417          SOLE       N/A        322,071    n/a 194,346
Telestone Tech Corp                cs             87953J102   15,435   881,992          SOLE       N/A        541,127    n/a 340,865
Tempur Pedic Intl Inc              cs             88023U101   16,082   533,208          SOLE       N/A        324,443    n/a 208,765
Triumph Group                      cs             896818101   18,723   267,129          SOLE       N/A        142,280    n/a 124,849
Ultra Clean Hldgs Inc              cs             90385V107    2,240   262,554          SOLE       N/A         93,199    n/a 169,355
United Tech Inc                    cs             913017109    1,013    13,762          SOLE       N/A            908    n/a  12,854
Veeco Instruments                  cs             922417100   44,194 1,016,412          SOLE       N/A        634,704    n/a 381,708
Virgin Media Inc                   cs             92769L101    2,940   170,334          SOLE       N/A          7,614    n/a 162,720
VistaPrint Ltd                     cs             N93540107    9,870   172,057          SOLE       N/A        117,506    n/a  54,551
Walter Energy Inc                  cs             93317Q105   21,987   238,288          SOLE       N/A        149,779    n/a  88,509
Xyratex Ltd                        cs             G98268108   25,923 1,531,171          SOLE       N/A        978,799    n/a 552,372


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